JPMorgan SmartRetirement 2040 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.92%	11.72%
S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.20%	9.19%		10.07%
JPM SMARTRETIREMENT 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.49%	9.05%		10.10%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	15.94%	7.68%		8.97%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.27%	5.67%		7.23%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.20%	5.54%		6.81%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	16.26%	7.95%		9.23%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	16.51%	8.21%		9.49%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	16.75%	8.38%		9.66%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	16.86%	8.48%		9.77%